Finance income and costs (Details) - EUR (€)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income	€ 2,000,000.0		€ 1,600,000	€ 3,800,000	€ 2,700,000
Net gain on refinancing	10,300,000	€ 4,100,000	0	14,400,000	0	€ 17,200,000
Reversal of impairment loss on short term investments	5,700,000		300,000	5,700,000	300,000
Total finance income	18,000,000.0		1,900,000	23,900,000	3,000,000.0
Interest expense (b)	(26,400,000)		(22,300,000)	(49,100,000)	(43,800,000)
Net foreign exchange losses arising on translation of financial assets and liabilities	(2,100,000)		(8,000,000.0)	(12,300,000)	(13,800,000)
Net pension interest costs	(1,000,000.0)		(1,100,000)	(2,200,000)	(2,200,000)
Amortization of debt discounts and borrowing costs	(1,700,000)		(1,600,000)	(3,400,000)	(3,200,000)
Net fair value losses on derivatives held at fair value through profit or loss	(200,000)		(500,000)	(400,000)	(600,000)
Total finance costs	(31,400,000)		(37,200,000)	(67,400,000)	(67,300,000)
Net financing costs	(13,400,000)		(35,300,000)	(43,500,000)	(64,300,000)
Other interest expense	€ 0		€ (3,700,000)	€ 0	€ (3,700,000)